PROPERTY, EQUIPMENT AND SOFTWARE, NET - Allocation of depreciation expenses on property, equipment and software (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 35,652	$ 39,286
Property, equipment and software, net	164,320		$ 249,349
Other short-term financing arrangements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net	244		$ 370
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	11,901	13,628
Research and development expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	3,421	2,457
Selling and marketing expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	7,334	13,282
General and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 12,996	$ 9,919